Offerings - Offering: 1	Sep. 02, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	5,752,823
Proposed Maximum Offering Price per Unit | $ / shares	0.245
Maximum Aggregate Offering Price	$ 1,409,441.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 194.64
Offering Note

(1)

The registration statement registers the resale by the selling stockholders named therein of an aggregate of 5,752,823 shares of common stock of Nexalin Technology, Inc., par value $0.001 per share (the “Common Stock”), consisting of: (i) up to 5,600,000 shares (the “AMPA Shares”) of Common Stock that we may issue and sell to Alumni Capital, LP (the “Investor”) from time to time in our discretion pursuant to the Any Market Purchase Agreement, dated August 19, 2026, by and between the Company and the Investor; (ii) up to 112,500 shares of Common Stock (the “Commitment Shares”) issuable to the Investor in payment of a commitment fee in connection with the AMPA; and (iii) up to 40,323 shares of Common Stock (the “Common Warrant Shares”) issuable upon exercise of the common stock purchase warrants (the “Common Warrants”) issued to the Investor in a private placement pursuant to the Securities Purchase Agreement, dated August 19, 2026, by and between the Company and the Investor. To the extent that the issuance of AMPA Shares or Commitment Shares would result in the Investor beneficially owning shares of Common Stock in excess of the beneficial ownership limitation set forth in the AMPA, the Investor may elect to receive, in lieu of such shares, pre-funded warrants (the “Pre-Funded Warrants”) to purchase shares of Common Stock (the “Pre-Funded Warrant Shares”).

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional common shares as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.

(2)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on a per share price of $0.245, calculated based on the average of the high and low reported prices of the registrant’s common stock on The Nasdaq Capital Market on August 27, 2026 which date is within five business days prior to the filing of this Registration Statement.